Investments - Narrative (Details) - EBP 005 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Percent in cash	4.00%	3.00%
Percent in fixed maturity contracts	6.00%	5.00%
Percent in constant duration contracts	90.00%	92.00%
Unfunded commitments	$ 0	$ 0